REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments
July 31, 2025 (unaudited)
		Shares	Value
98.96%	COMMON STOCKS(B)
4.78%	CONSUMER DISCRETIONARY
	Tesla, Inc.(A)	9,352	$2,882,941

17.25%	CRYPTO-CURRENCY/BLOCKCHAIN
	Bitdeer Technologies Group(A)	52,889	681,739
	Cipher Mining, Inc.(A)	109,197	596,216
	CleanSpark, Inc.(A)	240,782	2,737,691
	Coinbase Global, Inc.(A)	8,292	3,132,386
	Riot Blockchain, Inc.(A)	242,364	3,250,101
			10,398,133

14.70%	FINANCIALS-DIGITAL INVESTMENT PLATFORMS
	Interactive Brokers Group, Inc.	45,595	2,989,208
	Nu Holdings Ltd.(A)	216,884	2,650,322
	Robinhood Markets, Inc.(A)	31,250	3,220,312
			8,859,842

18.64%	FINANCIALS-PAYMENT SYSTEMS
	Block, Inc.(A)	23,753	1,835,157
	Fiserv, Inc.(A)	10,712	1,488,325
	Mastercard, Inc. Class A	5,186	2,937,713
	PayPal Holdings, Inc.(A)	31,008	2,132,110
	Visa, Inc. Class A	8,222	2,840,454
			11,233,759

22.35%	INFORMATION TECHNOLOGY-HARDWARE
	Advanced Micro Devices(A)	21,390	3,771,271
	Micron Technology, Inc.	24,120	2,632,457
	Nvidia Corp.	18,508	3,292,018
	Rambus, Inc.(A)	10,040	742,257
	Taiwan Semiconductor Manufacturing Co. Ltd.	12,561	3,034,989
			13,472,992

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments
July 31, 2025 (unaudited)
		Shares	Value
21.24%	INFORMATION TECHNOLOGY-SOFTWARE & SERVICES
	Applied Digital Corporation(A)	213,192	$2,801,343
	Core Scientific, Inc.(A)	87,684	1,187,241
	Iris Energy Limited(A)	102,111	1,645,008
	Marathon Digital Holdings, Inc.(A)	167,021	2,685,698
	MicroStrategy, Inc. Class A(A)	7,297	2,932,372
	TeraWulf, Inc.(A)	300,073	1,548,377
			12,800,039

98.96%	TOTAL COMMON STOCKS		59,647,706
	(Cost: $47,252,223)

4.82%	MONEY MARKET FUND
	First American Treasury Obligations Fund - Institutional Class 4.207%(C)	2,902,499	2,902,499
	(Cost: $2,902,499)

103.78%	TOTAL INVESTMENTS		62,550,205
(3.78%)	Liabilities in excess of other assets		(2,278,780)
100.00%	NET ASSETS		$60,271,425

	(A) Non-income producing.
	(B) All or a portion of the security is held as collateral for options written.
	(C) Effective 7 day yield as of July 31, 2025.

		See Notes to Schedule of Investments.

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written
July 31, 2025 (unaudited)

(3.79%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.79%)	CALL OPTIONS
	Advanced Micro Devices	182	$(3,208,842)	$160.00	08/15/2025	$(354,900)
	Advanced Micro Devices	10	(176,310)	170.00	08/15/2025	(12,660)
	Advanced Micro Devices	18	(317,358)	185.00	08/15/2025	(10,620)
	Advanced Micro Devices	3	(52,893)	190.00	08/15/2025	(1,320)
	Applied Digital Corporation	1,850	(2,430,900)	11.00	08/15/2025	(429,200)
	Applied Digital Corporation	281	(369,234)	12.00	08/15/2025	(44,960)
	Bitdeer Technologies Group	8	(10,312)	14.00	08/15/2025	(696)
	Bitdeer Technologies Group	476	(613,564)	15.00	08/15/2025	(26,180)
	Bitdeer Technologies Group	44	(56,716)	16.00	08/15/2025	(1,980)
	Block, Inc.	202	(1,560,652)	70.00	08/15/2025	(184,830)
	Block, Inc.	4	(30,904)	75.00	08/15/2025	(2,240)
	Block, Inc.	4	(30,904)	83.00	08/15/2025	(880)
	Block, Inc.	8	(61,808)	85.00	08/15/2025	(1,376)
	Block, Inc.	19	(146,794)	87.00	08/15/2025	(2,556)
	Cipher Mining, Inc.	18	(9,828)	6.00	08/15/2025	(540)
	Cipher Mining, Inc.	983	(536,718)	7.00	08/15/2025	(12,779)
	Cipher Mining, Inc.	90	(49,140)	8.00	08/15/2025	(450)
	CleanSpark, Inc.	39	(44,343)	12.00	08/15/2025	(2,067)
	CleanSpark, Inc.	2,050	(2,330,850)	13.00	08/15/2025	(59,450)
	CleanSpark, Inc.	318	(361,566)	14.00	08/15/2025	(5,724)
	Coinbase Global, Inc.	71	(2,682,096)	400.00	08/15/2025	(85,697)
	Coinbase Global, Inc.	7	(264,432)	410.00	08/15/2025	(6,475)
	Coinbase Global, Inc.	1	(37,776)	440.00	08/15/2025	(425)
	Coinbase Global, Inc.	3	(113,328)	460.00	08/15/2025	(810)
	Core Scientific, Inc.	14	(18,956)	14.00	08/15/2025	(896)
	Core Scientific, Inc.	862	(1,167,148)	15.00	08/15/2025	(30,170)
	Fiserv, Inc.	11	(152,834)	150.00	08/15/2025	(528)
	Fiserv, Inc.	95	(1,319,930)	175.00	08/15/2025	(380)
	Fiserv, Inc.	1	(13,894)	180.00	08/15/2025	(2)
	Interactive Brokers Group, Inc.	395	(2,589,620)	65.00	08/15/2025	(90,455)
	Interactive Brokers Group, Inc.	60	(393,360)	70.00	08/15/2025	(3,000)
	Iris Energy Limited	17	(27,387)	17.00	08/15/2025	(1,530)
	Iris Energy Limited	953	(1,535,283)	18.00	08/15/2025	(59,086)
	Iris Energy Limited	51	(82,161)	20.00	08/15/2025	(1,683)
	Marathon Digital Holdings, Inc.	28	(45,024)	17.50	08/15/2025	(1,204)
	Marathon Digital Holdings, Inc.	138	(221,904)	18.50	08/15/2025	(3,450)
	Marathon Digital Holdings, Inc.	1,422	(2,286,576)	20.00	08/15/2025	(18,486)
	Marathon Digital Holdings, Inc.	55	(88,440)	20.50	08/15/2025	(660)
	Marathon Digital Holdings, Inc.	27	(43,416)	22.00	08/15/2025	(216)

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written
July 31, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Mastercard, Inc. Class A	44	$(2,492,468)	$570.00	08/15/2025	$(40,700)
	Mastercard, Inc. Class A	2	(113,294)	590.00	08/15/2025	(394)
	Mastercard, Inc. Class A	5	(283,235)	610.00	08/15/2025	(320)
	Micron Technology, Inc.	213	(2,324,682)	115.00	08/15/2025	(36,849)
	Micron Technology, Inc.	28	(305,592)	120.00	08/15/2025	(2,408)
	MicroStrategy, Inc. Class A	1	(40,186)	420.00	08/15/2025	(1,065)
	MicroStrategy, Inc. Class A	6	(241,116)	440.00	08/15/2025	(3,366)
	MicroStrategy, Inc. Class A	64	(2,571,904)	470.00	08/15/2025	(18,624)
	MicroStrategy, Inc. Class A	1	(40,186)	480.00	08/15/2025	(220)
	Nu Holdings Ltd.	2,132	(2,605,304)	14.00	08/15/2025	(23,452)
	Nu Holdings Ltd.	36	(43,992)	15.00	08/15/2025	(144)
	Nvidia Corp.	157	(2,792,559)	180.00	08/15/2025	(65,940)
	Nvidia Corp.	9	(160,083)	185.00	08/15/2025	(2,052)
	Nvidia Corp.	19	(337,953)	190.00	08/15/2025	(2,185)
	PayPal Holdings, Inc.	6	(41,256)	75.00	08/15/2025	(120)
	PayPal Holdings, Inc.	279	(1,918,404)	80.00	08/15/2025	(2,232)
	PayPal Holdings, Inc.	25	(171,900)	85.00	08/15/2025	(100)
	Rambus, Inc.	85	(628,405)	67.50	08/15/2025	(58,650)
	Rambus, Inc.	8	(59,144)	70.00	08/15/2025	(4,096)
	Rambus, Inc.	2	(14,786)	72.50	08/15/2025	(560)
	Rambus, Inc.	3	(22,179)	75.00	08/15/2025	(690)
	Rambus, Inc.	2	(14,786)	80.00	08/15/2025	(120)
	Riot Blockchain, Inc.	2,063	(2,766,483)	13.00	08/15/2025	(237,245)
	Riot Blockchain, Inc.	40	(53,640)	14.00	08/15/2025	(3,160)
	Riot Blockchain, Inc.	40	(53,640)	15.00	08/15/2025	(2,000)
	Riot Blockchain, Inc.	280	(375,480)	16.00	08/15/2025	(10,080)
	Robinhood Markets, Inc.	266	(2,741,130)	105.00	08/15/2025	(111,454)
	Robinhood Markets, Inc.	46	(474,030)	115.00	08/15/2025	(6,808)
	Taiwan Semiconductor Manufacturing Co. Ltd.	106	(2,561,172)	250.00	08/15/2025	(34,768)
	Taiwan Semiconductor Manufacturing Co. Ltd.	19	(459,078)	260.00	08/15/2025	(2,242)
	TeraWulf, Inc.	2,852	(1,471,632)	5.50	08/15/2025	(99,820)
	TeraWulf, Inc.	148	(76,368)	6.00	08/15/2025	(3,256)
	Tesla, Inc.	82	(2,527,814)	330.00	08/15/2025	(36,572)
	Tesla, Inc.	4	(123,308)	340.00	08/15/2025	(1,092)
	Tesla, Inc.	7	(215,789)	350.00	08/15/2025	(1,155)
	Visa, Inc. Class A	69	(2,383,743)	360.00	07/16/2023	(8,763)
	Visa, Inc. Class A	4	(138,188)	370.00	07/16/2023	(136)
	Visa, Inc. Class A	9	(310,923)	380.00	07/16/2023	(99)
						(2,283,498)

(3.79%)	TOTAL OPTIONS WRITTEN					$(2,283,498)
	(Premiums Received: ($2,477,269))

	(A) Non-income producing.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$59,647,706	$-	$-	$59,647,706
MONEY MARKET FUND	2,902,499	-	-	2,902,499
TOTAL INVESTMENTS	$62,550,205	$-	$-	$62,550,205
OPTIONS WRITTEN	$(2,283,498.00)	$-	$-	$(2,283,498)
TOTAL SHORT INVESTMENTS	$(2,283,498.00)	$-	$-	$(2,283,498)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $47,677,453 and the related net unrealized appreciation (depreciation) consists of:

			Gross unrealized appreciation	$14,017,710
			Gross unrealized depreciation	(1,428,456)
			Net unrealized appreciation	$12,589,254